Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense

The income tax expense of the Group is analyzed as follows:

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Current income tax	530	604	814
Deferred income tax (note b)	(113)	(70)	11
Total income tax expense	417	534	825

Summary of Reconciliation of Income Tax

The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2021, 2022 and 2023, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Profit before income tax	3,632	4,373	6,045
Tax calculated at a tax rate of 25%	908	1,093	1,511
Effects of different tax rates applicable to different subsidiaries of the Group	29	(22)	(34)
Effects of tax holiday on assessable profit of certain subsidiaries	(34)	-	-
Effects of preferential tax rate on assessable profit of certain subsidiaries	(664)	(764)	(888)
Expense not deductible for tax purposes	191	222	187
Income not subject to tax	(3)	-	(1)
Unrecognized deferred income tax assets	27	44	32
Utilization of previously unrecognized tax assets	(38)	(33)	(45)
Withholding tax on earnings expected to be remitted by subsidiaries	-	-	75
Others	1	(6)	(12)
	417	534	825

Summary of Amount and Per Share Effect of Tax Holiday

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB’million	RMB’million	RMB’million
Effects of tax holiday on assessable profit of certain subsidiaries	34	-	-
Per ordinary share effect—basic	0.01	-	-
Per ordinary share effect—diluted	0.01	-	-

Summary of Profit Before Tax	The Group’s profit before tax consists of:

	Year ended December 31,
	2021 RMB’million	2022 RMB’million	2023 RMB’million
Non-PRC	(5)	219	311
PRC	3,637	4,154	5,734
	3,632	4,373	6,045

Summary of Deferred Tax Assets and Deferred Tax Liabilities

	As at December 31,
	2022	2023
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayment and other investments	134	144
Deferred revenue	49	17
Accruals	159	177
Lease liabilities (note)	86	76
Others	5	13
Total deferred tax assets	433	427
Set-off of deferred tax assets pursuant to set-off provisions	(86)	(75)
Net deferred tax assets	347	352
The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	215	167
Right-of-use assets (note)	82	72
Withholding tax on the earnings expected to be remitted by subsidiaries	-	75
Total deferred tax liabilities	297	314
Set-off of deferred tax liabilities pursuant to set-off provisions	(86)	(75)
Net deferred tax liabilities	211	239

Note: prior period balances have changed to conform with current year classification.

Summary of Recovery of Deferred Income Tax

The recovery of deferred income tax:

	As at December 31,
	2022	2023
	RMB’million	RMB’million
Gross deferred tax assets:
to be recovered after more than 12 months	42	33
to be recovered within 12 months	391	394
	433	427
Set-off of deferred tax assets pursuant to set-off provisions	(86)	(75)
Net deferred tax assets	347	352
Gross deferred tax liabilities:
to be recovered after more than 12 months	182	139
to be recovered within 12 months	115	175
	297	314
Set-off of deferred tax liabilities pursuant to set-off provisions	(86)	(75)
Net deferred tax liabilities	211	239

Summary of Movements of Deferred Income Tax Assets

The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Lease liabilities (note)	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2022	134	83	118	46	13	394
(Charged)/credited to income statement	-	(34)	41	40	(8)	39
At December 31, 2022	134	49	159	86	5	433
Credited/(charged) to income statement	10	(32)	18	(10)	8	(6)
At December 31, 2023	144	17	177	76	13	427

Note: prior period balances have changed to conform with current year classification.

Disclosure of Movement of Deferred Income Tax Liabilities Explanatory

The movements of deferred income tax liabilities were as follows:

	Intangible assets	Right-of-use assets (note)	Withholding tax on the earnings expected to be remitted by subsidiaries	Total
	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2022	275	44	-	319
(Credited)/charged to income statement	(69)	38	-	(31)
Business combinations	9	-	-	9
At December 31, 2022	215	82	-	297
(Credited)/charged to income statement	(60)	(10)	75	5
Business combinations	12	-	-	12
At December 31, 2023	167	72	75	314

Note: prior period balances have changed to conform with current year classification.